10-K Significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of accounting	The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) as issued by the Financial Accounting Standards Board (the “FASB”).
Significant accounting judgments, estimates and assumptions
Amounts reported in the Consolidated Financial Statements include estimates and assumptions of management. Actual results could differ from these estimates. In the opinion of management, the financial data presented includes all adjustments necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods presented.
Significant accounting judgments, estimates and assumptions
The preparation of financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses as well as the disclosure of contingent liabilities. These estimates are developed based on historical experience, observable trends and other information available, and they are reviewed and updated regularly. Although actual results could differ from these estimates, management believes them to be reasonable. Changes in estimates are accounted for prospectively.
The most significant assumptions and estimates underlying the Consolidated Financial Statements are described below:
Consolidation and variable interest entities
Significant judgment is applied to determine whether the Company holds a controlling financial interest in an entity, particularly when the Company does not hold a majority voting interest. This evaluation considers voting rights, MSAs, the entity’s design and the existence of financial guarantees. Entities in which the Company holds a controlling financial interest are consolidated. See Note 2 — Basis of presentation and consolidation and Note 29 — Variable interest entities for further detail.
Business combinations and asset acquisitions
Significant judgment is applied in determining whether an acquisition is treated as a business combination or an asset acquisition. The Company uses an optional screen test under which a transaction is accounted for as an asset acquisition if substantially all of the fair value of the gross assets acquired (generally 90% or more) is concentrated in a single identifiable asset or group of similar assets.
In a business combination, significant estimates are used to determine the fair value of assets acquired and liabilities assumed. Depending on the complexity of the transaction, an independent valuation expert may be engaged.
•Intangible Assets: The valuation of acquired intangible assets, such as cannabis licenses, requires the development of forward-looking cash flow projections and the selection of appropriate discount and terminal growth rates.
•Contingent Consideration: The fair value of contingent consideration liabilities, such as earn-outs, is estimated based on the probability and timing of achieving specific future outcomes, such as revenue targets.
These valuations are closely linked to the assumptions made by management regarding future performance of the assets acquired and any changes in the discount rate applied. See Note 4 — Acquisitions for further detail.
Goodwill impairment
Goodwill is tested for impairment annually or more frequently if impairment indicators exist. This test requires the estimation of the fair value of its reporting units using income and market-based approaches. This process involves significant judgment in developing business plans and forecasts as well as in selecting appropriate market data. See Note 13 — Intangible assets, net and Goodwill for further detail.
Share-based compensation - Stock options
Estimating the fair value of share-based awards requires significant assumptions for the inputs used in the Black-Scholes or Monte Carlo valuation models, including expected volatility of the Company’s SVS, the expected life of an award and the risk-free interest rate. The Company uses an expected dividend yield of zero as it does not currently anticipate paying dividends. See Note 19 — Share-based compensation for further detail.
Impairment of long-lived assets
The Company evaluates the recoverability of long-lived assets when events indicate their carrying value may not be recoverable. This requires judgment in interpreting key factors (e.g., adverse changes in market conditions, regulatory environment or business climate and adverse changes in the extent or manner in which the long-lived assets will be used) and in estimating the undiscounted future cash flows of such assets. See Note 10 — Property, plant and equipment, net for further detail.
Inventories, net
Inventories are measured at the lower of cost or NRV. Determining NRV requires significant judgment regarding future demand, selling prices, shrinkage and inventory aging. See Note 8 — Inventories, net for further detail.
Leases
Leases Management applies significant judgment in deriving the lease term and discount rate applicable in a leasing arrangement.
•Lease Term: Determining whether options to extend or terminate a lease are reasonably certain to be exercised involves considering strategic, operational and economic factors, including the size of the Company’s investment in the property and the strategic importance of the property location.
•Discount Rate: Determining the incremental borrowing rate for leases where the implicit rate is not readily determinable. See Note 11 — Leases for further detail.
Income taxes
There is inherent uncertainty in quantifying income tax positions. Management must exercise significant judgment in evaluating whether its tax positions are more likely than not to be sustained upon examination or audit by tax authorities in the complex federal, state and foreign jurisdictions in which the Company operates.
Held for sale and discontinued operations
Significant judgment is required to determine if a disposal group meets the specific criteria to be classified as “held for sale.” An asset or disposal group must meet all of the following conditions:
•Management is committed to a plan to sell;
•The asset or disposal group is available for immediate sale in its present condition;
•An active program to locate a buyer has been initiated;
•The sale is highly probable within one year;
•The asset or disposal group is being actively marketed for sale at a reasonable price; and
•It is unlikely that the plan will be significantly changed or withdrawn.
A disposal group classified as held for sale is reported as a “discontinued operation” if it represents a strategic shift that has a major effect on the Company’s operations and financial results. Assets held for sale are measured at the lower of their carrying amount or fair value less costs to sell. Pursuant to ASC 205, Presentation of Financial Statements, the financial results of the Company’s discontinued operations are presented separately on the Consolidated Statements of Operations as Net loss from discontinued operations.
See Note 5 — Assets and liabilities held for sale and discontinued operations and Note 6 — Discontinued operations for further detail.
Redeemable non-controlling interests
The valuation and classification of redeemable non-controlling interests involve significant judgment, including developing discounted cash flow models with assumptions about future revenue, margins and economic conditions. The Company also has to assess whether the underlying equity instruments are currently redeemable or likely to become redeemable in the future, adding complexity to their classification on the Consolidated Balance Sheets. See Note 18 — Redeemable non- controlling interest for further detail.
Revenue recognized from contracts with customers
Significant judgment is applied in evaluating the nature of the Company’s wholesale and MSA revenue contracts. This includes assessing whether the Company acts as the principal or agent in contracts with customers, particularly where third- party involvement or shared responsibilities exist. The Company also evaluates whether certain transactions are non- reciprocal in nature, requiring consideration of whether a transfer of assets occurred without commensurate value received. In arrangements involving transfers of inventory between the same counter-parties, the Company applies judgment to determine whether such transfers represent distinct revenue-generating events. Additionally, the allocation of transaction price across multiple performance obligations necessitates the estimation of standalone selling prices and the timing of satisfaction of each obligation.

Reclassification
Certain previously reported amounts have been reclassified between line items to conform to the current period presentation. The Company has presented the results of its Missouri and hemp-derived THC operations as discontinued operations for all periods presented. Accordingly, amounts previously reported for the year ended December 31, 2023 have been retrospectively recast to present the results of those operations separately from continuing operations. Amounts for the years ended December 31, 2025 and 2024 were already recast in prior filings.

Functional and presentation currency
Functional and presentation currency
The Consolidated Financial Statements are presented in U.S. dollar (“USD”), which is the reporting currency of the Company, unless otherwise noted. The functional currency of the Company and the domestic entities reflected in the Consolidated Financial Statements is the USD, and the functional currency of each of the Company’s international entities is the currency of the economic environment in which primary operations are conducted. The financial accounts of the Company’s international subsidiaries are translated to USD using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Unrealized gains and losses resulting from foreign currency translation adjustments are recognized within Accumulated other comprehensive loss, which is a component of Shareholders’ equity on the Consolidated Balance Sheets. Realized transactional exchange gains and losses are included in Other income, net on the Consolidated Statements of Operations.

Basis of measurement
Basis of measurement
The Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value, as described herein.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements include all the accounts of the Company, its wholly-owned subsidiaries, majority- owned subsidiaries and legal entities in which it holds a controlling financial interest. Historically, the Company has obtained controlling financial interests in entities through management service agreements (“MSAs”) or financing arrangements.
All intercompany balances and transactions have been eliminated in consolidation.
Non-controlling interests (“NCI”)
Non-controlling interests (“NCI”)
NCI in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. However, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary is initially measured at fair value, and the gain or loss triggered by any difference between the carrying value and fair value of the retained interest would be included in Other income, net on the Consolidated Statements of Operations.
NCI with redemption features, such as put and call options, that are not solely within the Company’s control are considered redeemable non-controlling interests (“Redeemable NCI”). Redeemable NCI is considered to be temporary equity and is reported in the mezzanine section between Commitments and contingencies and Shareholders’ equity on the Consolidated Balance Sheets. Redeemable NCI is recorded at the greater of the carrying value, which is adjusted for the NCI’s share of net income or loss generated over the reporting period, and the estimated redemption value at the end of the reporting period. In instances where the redemption value of Redeemable NCI is greater than the carrying value (“excess redemption value”) and redemption is at least probable, the Company has elected to immediately recognize the entire excess redemption value as an adjustment to Additional paid-in capital on the Consolidated Balance Sheets. This election provides for a more immediate and transparent reflection of the economic impact associated with changes in redemption value, as opposed to accreting the difference over time.
Change in ownership
Changes in the Company’s ownership interest of a subsidiary with a Redeemable NCI that do not also result in a change in control are accounted for as equity transactions in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). No gain or loss is recognized in earnings within the Consolidated Statements of Operations. The carrying amount of the Redeemable NCI is adjusted to reflect the revised ownership percentage, and any difference between the consideration paid and the adjustment to the Redeemable NCI is recognized within Additional paid in capital in the Consolidated Balance Sheets. Adjustments to Accumulated other comprehensive loss attributable to the Redeemable NCI are also reclassified to Additional paid in capital to reflect the Company’s revised ownership interest.
2023 change in ownership
Prior to December 2023, the Company had a 100% investment in a wholly-owned subsidiary, Curaleaf Inc., via its ownership of all of the shares of common stock of Curaleaf, Inc. In connection with the Company's TSX Listing, the Company proceeded with the necessary internal reorganization (the “Reorganization”) of its U.S. operations, in order to meet the conditions set forth in the TSX conditional approval. Among other things, the capital structure of Curaleaf, Inc. was restructured in December 2023, such that it is now comprised of the following three classes of equity:
1. Class A Common Stock (voting, sole share)
2. Class B Common Stock (non-voting, 999 shares)
3. Class C Common Stock (voting, none issued)
Pursuant to such Reorganization, the 100 shares of common stock in Curaleaf, Inc. previously held by the Company was automatically exchanged for 999 shares of Class B Common Stock. The Class B Common Stock does not provide for voting rights but are exchangeable into shares of Class C Common Stock of Curaleaf, Inc., which is voting and participating, at any time. Concurrently with the Reorganization, Curaleaf, Inc. entered into a subscription agreement (the “Subscription Agreement”) with a third party investor not affiliated with the Company (the “Investor”), pursuant to which Curaleaf, Inc. issued the Investor one share of Class A Common Stock in consideration for 254,315 of the SVS then-owned by the Investor that had an aggregate market value of $1.1 million. Following completion of the Reorganization, the Company holds all of the issued and outstanding Class B Common Stock, representing 99.9% of the economic ownership of Curaleaf, Inc., on an as-converted basis, and the Investor holds all of the issued and outstanding Class A Common Stock of Curaleaf, Inc., representing 100% of the voting rights of Curaleaf, Inc.
As a result of the limited rights associated with the Class B Common Stock, concurrently with the Reorganization, the Company entered into a protection agreement with Curaleaf, Inc. (the “Protection Agreement”) providing for certain negative covenants in order to preserve the value of the Class B Common Stock held by the Company until such time as the Class B Common Stock is converted into Class C Common Stock by the Company, including among other things, prohibitions on Curaleaf, Inc.’s organizational documents amendments, changes to the authorized share capital of Curaleaf, Inc., changes to the board of directors of Curaleaf, Inc., material changes to the business conducted by Curaleaf, Inc. or the making of loans or capital expenditures above certain specified thresholds, the whole except with the prior written consent of the Company or as required by applicable laws. Concurrently with the Reorganization, the Company and the Investor, as shareholders of Curaleaf, Inc., entered into a shareholders agreement with respect to Curaleaf, Inc. (the “Shareholders’ Agreement”), to establish, among other things, the rights and obligations arising out of or in connection with the ownership of the Class A Common Stock and the Class B Common Stock. Under the Shareholders’ Agreement, Curaleaf, Inc. holds a call right to repurchase all of the Class A Common Stock issued to the Investor at any time, and the Investor has the right to appoint a director to the Curaleaf, Inc.’s board of directors and a put right exercisable following the occurrence of certain stated events and after the five (5) year anniversary of the Shareholders’ Agreement subject to certain parameters to ensure the maintaining of the TSX Listing.
Variable interest entities
Variable interest entities
The Company consolidates legal entities in which it holds a controlling financial interest. Determining whether it has a controlling financial interest which is defined by ASC 810 as the power to direct the activities of a variable interest entity (“VIE”) that most significantly impact the VIE’s economic performance and the obligation to absorb losses of and the right to receive benefits from the VIE that could be potentially significant to the VIE. See Note 2 — Basis of presentation and consolidation and Note 29 — Variable interest entities for further details about the entities consolidated by the Company under the VIE consolidation model.

Cash and cash equivalents (including restricted cash)
Cash and cash equivalents (including restricted cash)
Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less, and cash held at retail locations. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (the “FDIC”) up to $250,000. The Company maintains its cash in bank deposit accounts, the balances of which, at times, may exceed federally insured limits.

Prepaid expenses and other current assets
Prepaid expenses and other current assets
Prepaid expenses primarily result from advance cash payments made by the Company to its vendors in exchange for goods and services. Upon recognition, the advance payments, measured at cost, are capitalized on the Company’s Consolidated Balance Sheets until the related goods are received and/or services performed. As of December 31, 2025 and 2024, the Company had $31.5 million and $25.1 million, respectively, of Prepaid expenses. The increase from December 31, 2024 was primarily attributable to prepaid payroll for the final pay period of 2025. Amortization of the Company’s Prepaid expenses, which is based on the passage of time or as the related assets and/or services are expected to be consumed, is recognized within Selling, general and administrative on the Consolidated Statements of Operations.
As of December 31, 2025 and 2024, the Company had $5.9 million and $3.0 million, respectively, of Other current assets. Other current assets, which represent assets expected to be realized within 12 months of the reporting period, consist primarily of non-income tax receivables, prepaid marketing materials and deferred financing fees related to the Company’s lines of credit. The increase from December 31, 2024 was primarily attributable to the reclassification of a portion of deferred financing fees related to the Amended Needham LOC (as defined in Note 16 — Notes payable) into other current assets.

Notes receivable and Allowance for credit losses on financing receivables
Notes receivable
Notes receivable are recognized and measured at amortized cost, which is inclusive of the initial carrying amount adjusted for any subsequent amortization of principal, accretion of paid-in-kind interest and any expected credit losses. Interest income on notes receivable is recognized using the effective interest rate method and recognized within Interest income on the Consolidated Statements of Operations.
Allowance for credit losses on financing receivables
Pursuant to ASC 310, Receivables, the Company recognizes financing receivables, such as accounts receivable and notes receivable, net of an allowance for credit losses on the Consolidated Balance Sheets, in order to present the financing receivables at the expected realizable value. The Company determines its allowance for expected credit losses in accordance with ASC 326, Financial instruments - Credit Losses. Accordingly, the Company's allowances for expected credit losses reflect the potential uncollectability of its financing receivables, based on historical credit loss information as adjusted for current conditions, reasonable and supportable forecasts and the risk characteristics of specific receivables. If current or expected future economic trends, events or changes in circumstances indicate that specific accounts receivable may not be collectible, further consideration is given to the collectability of those balances, and the allowance for expected credit losses is adjusted accordingly. Changes in circumstances that could result in the establishment of an allowance for expected credit losses include, but are not limited to, (i) a borrower experiencing significant financial difficulty; (ii) a significant delinquency in contractual payments; (iii) a determination that foreclosure on the underlying collateral is probable or (iv) an assessment that repayment will be sourced primarily from the sale of the underlying collateral.
Financing receivables are written off after exhaustive collection efforts occur, and the receivables are deemed uncollectible. The credit loss expense associated with the allowance for expected credit losses is recognized within Selling, general and administrative on the Consolidated Statements of Operations.

Inventories, net
Inventories, net
Inventories, including packaging and supplies, are stated at the lower of cost or net realizable value (“NRV”) within Inventories, net on the Consolidated Balance Sheets. NRV is the estimated selling price in the ordinary course of business less estimated costs to sell.
The Company utilizes a standard costing methodology to value its inventories. Standard costs, which is inclusive of, but not limited to, materials, labor and depreciation expense, are reviewed periodically and adjusted to approximate weighted average cost. Inventoried costs are recognized within Cost of goods sold on the Consolidated Statements of Operations upon sale of the associated product. General and administrative costs are not included in inventory balances.
The Company reviews and recognizes inventory write-downs for inventories that are aged, obsolete, unsellable, not compliant with the Company’s quality standards or that have experienced a decline in carrying value in excess of the respective estimated NRV. Inventory write-downs are presented within Cost of goods sold on the Consolidated Statements of Operations and are not reversed in subsequent periods.
Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment is stated at cost less accumulated depreciation and any impairment losses. The Company capitalizes significant expenditures that extend the useful life of its property, plant and equipment, including those associated with failed sale and leaseback arrangements, and expenses the costs of repairs and maintenance as incurred. Construction in progress is measured at cost and, upon completion and placement in service, is reclassified to the appropriate asset class described in the table below.
The Company’s property, plant and equipment is segregated into the following asset classes:

Asset Class	Estimated useful lives(2)
Land	Indefinite life
Building and improvements(1)	10-39 years
Furniture and fixtures	3-5 years
Machinery and equipment	3-7 years
Information technology	3-7 years
(1) Leasehold improvements are depreciated over the shorter of the asset’s useful life or the remaining lease term.
(2) At each fiscal year-end, the Company reviews the estimated useful lives, residual values and depreciation methods of its Property, plant and equipment and applies any resulting adjustments prospectively.

Depreciation is calculated using the straight-line method to allocate the cost of property, plant and equipment—net of any estimated residual value—over the estimated useful lives. The Company recognizes depreciation expense within Cost of goods sold and Depreciation and amortization on the Consolidated Statements of Operations.
Property, plant and equipment that is held for sale is recorded at its estimated fair value less costs to sell and depreciation ceases. Property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. The resulting gain or loss—calculated as the difference between net disposal proceeds and the carrying value of the property, plant and equipment—is recognized within Other income (expense), net on the Consolidated Statements of Operations.

Intangible assets, net
Intangible assets, net
The Company recognizes intangible assets that arise from contractual or other legal rights or are otherwise separable.
Intangible assets acquired in a business combination are measured at their acquisition-date fair value. For intangible assets acquired in a group constituting an asset acquisition, the total cost is allocated to the individual assets based on their relative fair values. Historically, the Company has not renewed or extended the terms of its intangible assets.
Upon initial recognition, an intangible asset is assigned an estimated useful life, representing the period over which the asset is expected to generate future economic benefits. Subsequently, intangible assets are amortized on a straight-line basis over their estimated useful lives. The resulting amortization expense is recognized within Depreciation and amortization on the Consolidated Statements of Operations.
The Company's intangible assets are segregated into asset classes with the following estimated useful lives:

Asset class	Estimated useful lives(1)(2)
Non-compete agreements	1-15 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Licenses and service agreements	5-30 years
Customer relationships	3 years
Internal-use software	3-5 years

(1) At each fiscal year-end, the Company reviews the estimated useful lives and residual values of its intangible assets and applies any resulting adjustments prospectively.
(2) The Company holds no intangible assets with indefinite useful lives.

Leases
Leases
The Company evaluates contracts at inception to determine whether the contract constitutes or contains a lease. A contract is determined to be a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company’s determination of the lease term and classification of a lease as a finance lease or an operating lease occurs as of the lease commencement date. The Company's lease agreements typically contain various extension and termination options. In determining the lease term, the Company includes any option periods for which it is reasonably certain that it will exercise an option to extend the lease or not exercise an option to terminate the lease. For leases with an initial term exceeding 12 months, the Company recognizes a lease liability and a corresponding right-of-use (“ROU”) asset. The lease liability is measured at the present value of future lease payments over the lease term. The ROU asset is measured as the initial lease liability, adjusted for any lease payments made at or before commencement, initial direct costs incurred and lease incentives received. The Company uses its incremental borrowing rate to determine the present value of future lease payments, unless the rate implicit in the lease is readily determinable.
Lease payments included in the measurement of the lease liability primarily consist of in-substance fixed payments. Certain real estate leases contain provisions for future rent escalations tied to an index or a contractual rate. Variable lease payments not dependent on an index or rate are excluded from the lease liability measurement and are expensed as incurred. In addition, the Company's real estate leases may require additional payments for taxes, insurance and common area maintenance, which are considered non-lease components. Where these non-lease components are fixed, they are included in the measurement of the lease liability and ROU asset. Where these non-lease components are variable, the variable payments are excluded from the Company’s measurements of its ROU assets and lease liabilities and are expensed as incurred through Cost of goods sold or Selling, general and administrative on the Consolidated Statements of Operations.
ROU assets are amortized on a straight-line basis over the shorter of the useful life of the asset or the lease term:
•Operating Leases: Lease expense, comprised of the amortization of the ROU asset and the reduction of the lease liability, is recognized as a single amount and allocated between Cost of goods sold and Selling, general and administrative on the Consolidated Statements of Operations.
•Finance Leases: The amortization of the ROU asset is recognized in and allocated between Cost of goods sold and/or Depreciation and amortization, while the effective interest portion of the lease payment is recognized within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
The Company has elected the following practical expedients permitted under ASC 842, Leases (“ASC 842”):
•For leases with an initial term of 12 months or less, the Company does not recognize an ROU asset or lease liability. Lease expense for these short-term leases is recognized on a straight-line basis over the lease term and recognized within Selling, general and administrative on the Consolidated Statements of Operations.
•For all classes of leased assets, the Company has elected to combine lease and non-lease components into a single lease component.
The Company occasionally subleases an underlying asset to a third party while the original head lease remains in effect. The Company accounts for the head lease and the sublease as separate transactions. If a sublease arrangement relieves the Company of its primary obligation under the head lease, the associated ROU asset and lease liability are derecognized, and any gain or loss is recognized in the period within Other income (expense), net in the Consolidated Statements of Operations. If the Company is not relieved of its primary obligation, the original lease accounting remains unchanged, and the Company accounts for the sublease as a lessor. If the Company remains secondarily liable, a guarantee obligation would also be recognized. Rent payments received from subleases of operating leases and finance leases are recognized within Selling, general and administrative, as a reduction of the related lease expense recorded as the primary lessee, and Other (expense) income, net, respectively, on the Consolidated Statements of Operations.

Failed sale and leaseback arrangements
Failed sale and leaseback arrangements
The Company periodically enters into arrangements where the Company sells an asset and simultaneously leases back all, or a portion of, the same asset for all, or part of, the asset’s remaining useful life. Each such transaction is evaluated under ASC 842 to determine if the transfer of the asset qualifies as a sale. When a sale and leaseback transaction does not qualify for sale accounting, the transaction is accounted for as a financing arrangement, and the Company:
•does not derecognize the underlying asset and continues to recognize the asset within Property, plant and equipment, net on the Consolidated Balance Sheets, depreciating the asset over its remaining useful life;
•recognizes a liability for the sale proceeds, within Financial obligations - current and Financial obligations - net of current on the Consolidated Balance Sheets; and
•allocates the cash payments made to the buyer-lessor between principal reduction of the financial liability and interest expense, using the effective interest method. The interest expense is recognized within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.

Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates its long-lived assets, including property, plant and equipment, ROU assets and definite-lived intangible assets, for impairment whenever events or changes in circumstances suggest the carrying amount of the asset group(s) to which the long-lived asset(s) are classified may not be recoverable. If a triggering event occurs, the Company tests its long-lived asset group(s) for recoverability by comparing the carrying amount to the estimated future undiscounted cash flows expected to result from the Company’s use and eventual disposition of the long-lived asset group(s). If the long- lived asset group(s) fail the recoverability test, the Company recognizes an impairment loss for the amount by which the carrying amount exceeds the fair value of the long-lived asset group(s). Impairment losses are recognized as incurred within Impairment loss on the Consolidated Statements of Operations.

Goodwill
Goodwill
Goodwill represents the excess of the consideration transferred in a business combination over the fair value of the net tangible and intangible assets acquired. Goodwill is not amortized but is tested for impairment at the reporting unit level. Upon acquisition, goodwill is allocated to the reporting unit or units expected to benefit from the business combination. A reporting unit is an operating segment or one level below an operating segment that represents a component, or group of components, for which discrete financial information is available and reviewed regularly by segment management.
Impairment of goodwill
The Company tests goodwill for impairment annually, as of October 1, and more frequently if events or changes in circumstances indicate that an impairment loss may have been incurred. The Company conducts its impairment testing process as follows:
•Qualitative Assessment: The Company may first perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit, inclusive of any allocated goodwill, is less than its carrying value. This assessment considers factors such as significant underperformance relative to historical or projected future operating results, significant negative industry or economic trends and significant changes in the Company's use of the acquired assets or its overall business strategy.
•Quantitative Test: If the qualitative assessment indicates that an impairment is more likely than not, the Company proceeds to a quantitative impairment test. The fair value of the reporting unit is compared to its carrying value, including goodwill. The fair value of a reporting unit is determined using a combination of income and market- based valuation approaches.
If the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment loss equal to the excess. The loss recognized is limited to the total amount of goodwill allocated to that reporting unit. Impairment losses are recognized within Impairment loss on the Consolidated Statements of Operations, during the period in which the impairment is identified. Impairment losses recognized in prior reporting periods are irreversible.
Change in reporting units
During the year ended December 31, 2023, the Company evaluated its existing reporting units in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other, and determined that the individual components of its two operating segments, Domestic and International (as determined in accordance with ASC 280, Segment Reporting), were economically similar and aggregation of the individual components into two reporting units that align with the Company’s two operating segments is required. Prior to October 1, 2023, the Company identified 16 reporting units on a jurisdictional basis. There were no changes to this approach in the years ended December 31, 2024 and 2025.

Investments
Investments
The Company’s investments in equity securities are accounted for based on the nature of the investment and the level of influence the Company can exercise over the investee.
Equity method investments: Equity investments in entities over which the Company has significant influence but not control is accounted for using the equity method of accounting:
•The investment is initially recorded at cost; and
•The carrying amount is subsequently adjusted on a quarterly basis to recognize the Company’s proportionate share of the investee’s net income or loss in the current fiscal period.
Equity securities: Investments in equity securities are accounted for as follows:
•With readily determinable fair value: measured at fair value, with all unrealized gains and losses recognized within the Consolidated Statements of Operations in the period they occur;
•Without readily determinable fair value: measured at cost, less any impairment, and adjusted for any observable price changes from identical or similar investments of the same issuer.
The Company evaluates its investment portfolio quarterly for indicators of impairment. If the Company has reason to believe that an investment’s fair value is below its carrying value, the Company recognizes an impairment loss for the difference.
On the Consolidated Statements of Operations, recognized gains and losses are reflected within Other income, net and impairment losses are recognized within Impairment loss, during the period in which they occur.

Deferred charges: debt financing
Deferred charges: debt financing
Costs incurred to obtain new debt financing or modify existing debt are deferred. The accounting treatment for these costs depends on the nature of the financing arrangement.
Debt discounts, premiums and direct issuance costs related to term loans are presented on the Consolidated Balance Sheets as a direct deduction from or addition to the carrying amount of the related debt and are amortized to Interest expense over the term of the debt using the effective interest method.
Debt issuance costs related to revolving lines of credit are capitalized as an asset on the Consolidated Balance Sheets and are amortized to Interest expense on a straight-line basis over the term of the credit facility on Consolidated Statements of Operations.

Commitments and contingencies
Commitments and contingencies
The Company recognizes loss contingencies on litigation matters within Accrued expenses on the Consolidated Balance Sheets. Losses on contingent liabilities are recognized when both of the following conditions are met: (i) it is probable that a loss has been incurred and (ii) the amount of the loss can be reasonably estimated. Gains from contingent liabilities are recognized only when realized or realizable. Losses (gains) related to contingent liabilities are recognized within Other income, net, on the Consolidated Statements of Operations.
The Company recognizes legal costs, as incurred, within Selling, general and administrative on the Consolidated Statements of Operations.

Income taxes
Income taxes
The Company’s Provision for income taxes on the Consolidated Statements of Operations is comprised of current and deferred income taxes, except to the extent that the income tax expense is related to a business combination or items that are recognized directly within Shareholders’ equity on the Consolidated Balance Sheets.
Current income taxes are recognized for the estimated taxes payable or refundable for the current fiscal period and are based on the taxable loss for the current fiscal period (as adjusted for unrealized tax benefits, changes in tax receivables (payables) that arose in a prior period and recovery of taxes paid in a prior period). Current taxes are measured using tax rates and laws enacted during the period within which the taxable income (loss) arose. Current tax assets and liabilities are offset only if the right of offset exists.
Deferred income taxes are recognized for the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their respective tax basis. Deferred taxes are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in Provision for income taxes on the Consolidated Statements of Operations in the period that includes the enactment date.
Valuation allowances
Deferred tax assets are reduced by a valuation allowance, if based on available evidence, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The Company assesses the realizability of its deferred income tax assets quarterly, considering all available positive and negative evidence, including the nature, frequency and severity of cumulative losses, forecasts of future profitability and the duration of statutory carryforward periods.
Net operating loss (“NOL”) carryforwards
The Company recognizes the tax benefit from an NOL carryforward only to the extent it is more-likely-than-not that the tax benefit will be realized.
In accordance with Section 382 (“Section 382”) of the Internal Revenue Code, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other tax attributes to offset post-change income may be limited. The Company has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since the Company became a “loss corporation,” as defined in Section 382. Future changes in the Company’s equity ownership, which may be outside of its control, or future equity offerings and acquisitions could trigger an “ownership change.” If an “ownership change” has occurred or does occur in the future, the Company may be limited in its utilization of NOL carryforwards, which could result in increased future tax liabilities.
Uncertain tax positions
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates and, in the normal course of business, is subject to examination and audit by federal, state and foreign jurisdictions. The Company records liabilities for uncertain tax positions under ASC 740, recognizing a tax benefit only when a position is more likely than not to be sustained upon examination. A liability is recorded for any benefit claimed in excess of the amount recognized and measured under this standard.
Section 280E of the U.S. Internal Revenue Code has historically been applied to the Company’s U.S. plant-touching cannabis operations. The Company has adopted a tax position, supported by legal interpretations, asserting that the restrictions of Section 280E do not apply to its cannabis operations (the “Section 280E Position”).
While the Company believes the Section 280E Position is supported by sound legal interpretations, the cannabis industry operates in a complex and evolving regulatory environment. In the event the Section 280E Position is not sustained, the Company has established reserves for this contingency, which are presented within Uncertain tax positions on the Condensed Consolidated Balance Sheets (Unaudited).
The Company believes it is reasonably possible that its liability for uncertain tax positions will continue to change over the next 12 months as the Section 280E Position is examined by the Internal Revenue Service ("IRS") and certain state tax authorities.
Unrecognized tax benefits
The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. Quantifying income tax positions involves inherent uncertainty, particularly given the complexity of federal, state and foreign tax laws and regulations in the jurisdictions in which the Company operates. The Company recognizes tax benefits only on those tax positions where it is more-likely- than-not that a tax benefit will result upon ultimate settlement with a taxing authority in possession of all relevant information.
The Company recognizes interest and penalties related to unrecognized tax positions within Provision for income taxes on the Consolidated Statements of Operations, or if incurred as a result of an acquisition, within Income tax receivable on the Consolidated Balance Sheets.
Change in tax laws
During the third quarter of 2025, the U.S. enacted H.R.1 – One Big Beautiful Bill Act (the “OBBBA”), which introduces various corporate income tax provisions effective in 2025 and subsequent years. The provisions that became effective in 2025 did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows. The Company is currently evaluating the potential impact of the OBBBA provisions that will become effective in subsequent years; however, the Company does not anticipate these provisions will have a material impact on its consolidated financial position, results of operations or cash flows.

Revenues
Revenues
The Company recognizes revenue when the control of a promised good or service is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for the transferred good or service.
Retail and wholesale revenues
The Company derives revenue from the sale of cannabis products. Domestically, revenue is generated from direct-to- consumer retail sales at Company-operated dispensaries and from wholesale sales to third-party dispensaries, distributors and processors. Internationally, revenue is generated from direct-to-patient retail sales through the Company’s online cannabis pharmacy in the U.K. and from wholesale sales to distributors in Australia, Canada, Europe and New Zealand. In addition, the Company generates non-cannabis revenues from wholesale operations in Germany and Spain.
Revenues from the sale of retail and wholesale cannabis products are recognized at the point in time when control is transferred to the customers. Typically, for retail customers, control is transferred at point of sale and for wholesale customers control is transferred upon delivery and acceptance. Retail and wholesale revenues are recorded net of any sales discounts.
Management fee income
Management fee income is derived from various arrangements with cannabis licensees and other third parties. These arrangements include Management Service Agreements (“MSA”s) through which the Company provides professional services, such as cultivation, processing and retail know-how; back-office administration; brand licensing and real estate leasing/lending services. In addition, domestically, management fee income is inclusive of royalty fees earned on the use of the Company’s licenses by third parties; while, internationally, the Company earns fees for providing manufacturing, logistics and consultation services. Management fee income is recognized on a straight-line basis over the term of the associated arrangements as services are provided.
Customer loyalty program and Promotional discounts
For most of its locations, the Company offers a loyalty reward program where retail customers can earn points on purchases for redemption on future purchases. Loyalty reward points are considered a material right and a separate performance obligation, and a portion of the initial transaction price is allocated to the loyalty points earned on the transaction and deferred. The deferred revenue is recognized within Accrued expenses on the Consolidated Balance Sheets, until the earned loyalty reward points are redeemed, expired or forfeited. As of December 31, 2025 and 2024, the Company’s Accrued loyalty payable totaled $5.0 million and $5.8 million, respectively.
Promotional discounts and loyalty rewards that are not tied to a customer purchase are expensed as incurred and recognized within Sales and marketing, which is a component of Selling, general and administrative expense on the Consolidated Statements of Operations.

Share-based compensation
Share-based compensation
The Company accounts for all share-based payments to employees, directors and consultants, including stock options, performance stock units (“PSUs”), restricted stock units (“RSUs”) and virtual share options (“VSOs”), by measuring the awards at their grant-date fair value and recognizing the corresponding compensation expense over the requisite service period, which typically equates to the vesting period. The Company recognizes share-based compensation expense within Selling, General and Administrative costs on the Consolidated Statements of Operations, with a corresponding increase to Shareholders’ equity or Accrued expenses on the Consolidated Balance Sheets, based on the award’s classification.
Valuation
The fair value of share-based awards is determined using appropriate valuation models depending on the nature of the award:
•RSUs and PSUs: The fair value of RSUs and PSUs subject to service or non-market performance conditions is determined based on the closing market price of the Company’s SVS on the date of grant.
•Stock options: The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options.
•Awards with market conditions: For awards that contain market conditions (e.g., achieving a specific stock price), the Company utilizes a Monte Carlo simulation model to determine the grant-date fair value.
•VSOs: VSOs are awards that do not convey actual equity interests and are settled solely in cash. Such awards are classified as liability awards, and the grant-date fair value is determined in accordance with the underlying plan agreement. VSOs are remeasured to fair value at the end of each reporting period.
The key assumptions used in the Black-Scholes model include the award’s expected term, expected volatility, risk-free interest rate and expected dividend yield. Expected volatility is estimated based on the historical stock price volatility of the Company’s SVS over a period commensurate with the award's expected term. The risk-free interest rate is based on the U.S. Treasury yield curve for a term consistent with the expected life of the award (i.e. the period of time that granted stock options are expected to be outstanding). The Company uses an expected dividend yield of zero as it does not currently anticipate paying dividends.
Forfeitures
The Company has elected to recognize forfeitures of unvested awards as they occur. Accordingly, previously recognized compensation expense is reversed in the period in which the forfeiture occurs.

Advertising costs	Advertising costs Advertising costs are expensed as incurred and recorded as a component of Sales and marketing on the Consolidated Statements of Operations.
Earnings per share, basic and diluted
Earnings per share, basic and diluted
The Company presents basic and diluted earnings per share (“EPS”) on its Consolidated Statements of Operations. Basic EPS is calculated by dividing the net income (loss) attributable to the Company’s shareholders by the weighted average number of shares outstanding during the reporting period. Diluted EPS is determined by adjusting the net income (loss) attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period, for the effects of all potentially dilutive instruments, which, for the Company, has been comprised of share-based awards, contingent equity consideration obligations and convertible debt instruments. Instruments with an anti-dilutive impact are excluded from the calculation of diluted EPS. The Company applies the treasury stock method to calculate the number of potentially dilutive securities with respect to its share-based awards and applies the if-converted method with respect to any outstanding contingent equity consideration obligations and convertible debt instruments.

Related party transactions
Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.
Business combinations and asset acquisitions
Business combinations and asset acquisitions
The Company accounts for business combinations using the acquisition method in accordance with ASC 805, Business Combinations (“ASC 805”), which requires recognition of assets acquired and liabilities assumed, including contingent assets and liabilities, at their respective fair values on the date of acquisition or assumption of control.
Business combinations
Under the acquisition method, the assets acquired and liabilities assumed in a business combination are recognized at their respective fair values on the date of acquisition, and the operating results of the acquired business are included in the Company’s Consolidated Financial Statements from the date of acquisition. The excess of consideration transferred over the net assets acquired and liabilities assumed is recognized as goodwill as of the acquisition date.
Non-controlling interests in the acquiree are measured at fair value on acquisition date, and acquisition-related transaction costs are recognized as expenses in the period in which the costs are incurred.
Contingent consideration arising from a business combination is included in the purchase consideration at its fair value on the acquisition date:
•Liability-classified: Contingent consideration classified as a liability is remeasured to fair value at each reporting period, with changes in fair value recognized within Other income, net on the Consolidated Statements of Operations; and
•Equity-classified: Contingent consideration classified as equity is not remeasured. Contingent consideration classified as equity is assessed quarterly to determine whether equity classification remains appropriate.
Purchase price allocations may be preliminary and during the measurement period (not to exceed one year from the date of acquisition), changes in assumptions and estimates that result in adjustments to the fair value of assets acquired and liabilities assumed are recorded in the period the adjustments are determined.
Asset acquisitions
The Company applies a screen test to determine if an acquisition should be accounted for as a business combination or an asset acquisition. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets (generally 90% or more), the transaction is accounted for as an asset acquisition. In addition, assets acquired that do not constitute a business are accounted for as asset acquisitions. The Company allocates the cost of an asset acquisition, including acquisition-related transaction costs, to the individual assets acquired and liabilities assumed based on their relative fair values.

Fair value of financial instruments
Fair value of financial instruments
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy to prioritize the inputs used to measure fair value into three categories based upon the lowest level of input that is available and significant to the fair value measurement.
The three levels of the fair value hierarchy, wherein Level 1 is the highest and Level 3 is the lowest, are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs for the asset or liability that are not based on observable market data.
The Company evaluates the classification of its financial instruments within the fair value hierarchy at the end of each reporting period. Transfers between levels are recognized based on changes in the observability of the inputs used to measure fair value. The Company’s policy is to recognize transfers between levels of the fair value hierarchy as of the beginning of the reporting period in which the event or change in circumstances that caused the transfer occurs.
The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, equity investments, accounts payable, accrued expenses, long-term notes payable, contingent and deferred consideration liabilities and redeemable NCI.
The carrying values of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable and accrued expenses approximate their fair values due to the relatively short-term to maturity. The Company’s notes payable and deferred consideration liabilities are carried at amortized cost, and redeemable NCI is recognized at the greater of carrying value or estimated redemption value at the end of each reporting period.
The Company's equity investments with readily determinable fair values and contingent consideration liabilities are measured at fair value on a recurring basis.

New, amended and future accounting pronouncements
New, amended and future accounting pronouncements
The Company has implemented all applicable accounting standards recently issued by the FASB, as well as applicable pronouncements from certain other standard-setting bodies, within the prescribed effective dates. Pronouncements that are not applicable or where it has been determined do not have a significant impact to the Company have been excluded herein.
Recently adopted accounting standards
The Company adopted ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”), on a prospective basis for its annual reporting ended December 31, 2025. ASU 2023-09 requires public business entities to annually (i) disclose specific categories within the effective tax rate reconciliation and (ii) provide additional details for reconciling items that meet a quantitative threshold (generally defined as items equal to or greater than five percent of the computed statutory tax amount). Upon adoption, ASU 2023-09 did not materially impact the Consolidated Financial Statements, other than to expand the disclosures within Note 23 — Income taxes. There was no impact to the Company’s consolidated financial position, results of operations or cash flows.
Effective January 1, 2025, the Company adopted ASU 2023-05, Business Combinations— Joint Venture Formations (“ASU 2023-05”). ASU 2023-05 (i) defines a joint venture as the formation of a new entity without an accounting acquirer and (ii) requires that a joint venture measure its identifiable net assets and goodwill, if any, at the formation date, such that the initial measurement of a joint venture’s total net assets is equal to the fair value of 100% of the joint venture’s equity, including any noncontrolling interest in the net assets of the joint venture. Upon adoption, ASU 2023-05 did not impact the Company’s consolidated financial position, results of operations or cash flows, as the Company did not form any joint ventures on or after January 1, 2025.
Recently issued accounting standards not yet adopted
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”). ASU 2025-11 makes targeted, narrow-scope improvements to the interim reporting guidance in ASC 270 to clarify the timing and consistency of recognition and measurement in quarterly financial statements. The amendments address specific areas where existing guidance led to uncertainty about whether certain costs, adjustments or changes in estimates should be recognized in an interim period or allocated over an annual period. The amendments in ASU 2025-11 do not introduce new accounting concepts but improves consistency, reduces diversity in practice and enhances comparability across interim reporting periods. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim reporting periods within those fiscal years, and can be applied on either a prospective or modified retrospective basis. Early adoption is permitted. The Company does not anticipate ASU 2025-11 will have a material impact on its consolidated financial statements upon adoption.
In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Scope Refinements (“ASU 2025-07”). ASU 2025-07 was issued to clarify the application of derivative accounting to certain contracts and refine the guidance for share-based noncash consideration received from customers. The amendments introduce a scope exception for contracts that are not exchange-traded and whose underlying is tied to operations or activities specific to one party. Additionally, ASU 2025-07 clarifies that share-based noncash consideration from a customer should initially be accounted for under Topic 606 until the right to receive or retain such consideration becomes unconditional, at which point financial instruments guidance may apply. ASU 2025-07 is effective for fiscal years beginning after December 15, 2026, including interim reporting periods within those fiscal years, and can be applied on either a prospective or modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2025-07 to the Company and its consolidated financial statements upon adoption.
In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software: Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 was issued to modernize and clarify the accounting for internal-use software, addressing stakeholder concerns that the existing guidance was outdated and based on traditional waterfall development methods that no longer reflect current software development practices, including agile methodologies. The amendments in ASU 2025-06 eliminate references to prescriptive “project stages” and introduce a clearer capitalization threshold, requiring capitalization of software costs once (i) management has authorized and committed funding to the project and (ii) it is probable the software will be completed and used as intended. Entities must also assess whether significant uncertainty exists in the development process when applying this threshold. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027, and can be applied on a prospective, modified retrospective or retrospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2025-06 to the Company and its consolidated financial statements upon adoption.
In August 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses: Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 was issued to simplify and improve the measurement of credit losses for accounts receivable and contract assets. The amendments in ASU 2025-05 respond to stakeholder concerns regarding the cost and complexity of applying the current expected credit loss model, particularly for assets collected shortly after the balance sheet date. ASU 2025-05 introduces an optional practical expedient allowing all entities to assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, including interim reporting periods within those annual reporting periods, and must be applied prospectively. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2025-05 to the Company and its consolidated financial statements upon adoption.
In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation and Revenue from Contracts with Customers (“ASU 2025-04”). ASU 2025-04 revises FASB’s Master Glossary definition of the term performance condition for share-based consideration payable to a customer. The revised definition incorporates:
•conditions (such as vesting conditions) that are based on the volume or monetary amount of a customer’s purchases (or potential purchases) of goods or services from the grantor and
•performance targets based on purchases made by other parties that purchase the grantor’s goods or services from the grantor’s customers.
In addition, the amendments in ASU 2025-04,
•eliminate the policy election permitting a grantor to account for forfeitures as they occur;
•clarify that share-based consideration encompasses the same instruments as share-based payment arrangements, but the grantee does not need to be a supplier of goods or services to the grantor and
•clarify that a grantor is required to assess the probability that an award will vest using only the guidance in ASC 718, Compensation––Stock Compensation. Revenue recognition will no longer be delayed when an entity grants awards that are not expected to vest.
ASU 2025-04 is effective for all entities for annual reporting periods, including interim reporting periods within those annual reporting periods, beginning after December 15, 2026 and can be applied on a modified retrospective or retrospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2025-04 to the Company and its consolidated financial statements upon adoption. As of December 31, 2025, the Company has no customer contracts or transactions within the scope of this amendment.
In May 2025, the FASB issued ASU 2025-03, Business Combinations and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 replaces the requirement that the primary beneficiary always is the acquirer with an assessment that requires an entity to consider the factors to determine which entity is the accounting acquirer. Upon adoption, in an acquisition transaction effected primarily by exchanging of equity interests when the legal acquiree is a VIE that meets the definition of a business, the Company will be required to consider the factors in paragraphs ASC 805-10-55-12 through 55-15 to determine if it is the accounting acquirer. Specifically, under ASU 2025-03, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a VIE. ASU 2025-03 is effective for all entities for annual reporting periods, including interim reporting periods within those annual reporting periods, beginning after December 15, 2026 and must be applied on a prospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2025-03 to the Company and its consolidated financial statements upon adoption.
In January 2025, the FASB issued ASU 2025-01, Reporting Comprehensive Income - Expense Disaggregation Disclosures, which clarifies the effective dates of ASU 2024-03. The provisions of ASU 2024-03 are discussed in further detail herein.
In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (“ASU 2024-04”). ASU 2024-04 clarifies the requirements for accounting for a settlement of a convertible debt instrument as an induced conversion and applies to convertible debt instruments with cash conversion features as well as debt instruments that are not currently convertible. ASU 2024-04 is effective for all entities for annual periods beginning after December 15, 2025, and interim periods within those annual periods, and can be applied either on a prospective or retrospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2024-04 to the Company and its consolidated financial statements upon adoption.
In November 2024, the FASB issued ASU 2024-03, “Reporting Comprehensive Income—Expense Disaggregation Disclosures”. ASU 2024-03 requires public business entities to provide disaggregated disclosures of specific income statement expense categories, including purchases of inventory, employee compensation, depreciation, intangible asset amortization, depletion and selling expenses. The amendments introduced by ASU 2024-03 aim to enhance transparency by offering investors more detailed insights into an entity’s expense structure. This additional information is intended to improve investors' ability to understand an entity’s cost structure and to forecast future cash flows. ASU 2024-03 is effective for all entities for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted, and ASU 2024-03 can be applied on either a prospective or retrospective basis. The Company is currently evaluating the potential impact of ASU 2024-03 to the Company and its consolidated financial statements upon adoption.
In October 2023, the FASB issued ASU 2023-06, Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). ASU 2023-06 incorporates certain SEC disclosure requirements into the FASB Codification. The amendments introduced by ASU 2023-06 are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements and align the requirements in FASB’s Codification with the SEC’s regulations. ASU 2023-06 is effective on the date on which the SEC removes the related disclosure from Regulation S-X or Regulation S- K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. The Company does not anticipate ASU 2023-06 will impact its consolidated financial statements upon adoption.